Related party transactions	6 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

34Related party transactions

As of 31 December 2025, trusts and other entities controlled by six lineal descendants of Mr. Malcolm Glazer collectively own 3.04% of our issued and outstanding Class A ordinary shares and 71.04% of our issued and outstanding Class B ordinary shares, representing 67.91% of the voting power of our outstanding capital stock. INEOS Limited owns 28.87% of our issued and outstanding Class A ordinary shares and 28.96% of our issued and outstanding Class B ordinary shares, representing 28.95% of the voting power of our outstanding capital stock.

During the six months ended 31 December 2025, the Group provided sponsorship services of £600,000 to related party, INEOS Automotive Limited. There were no related party transactions in the six months ended 31 December 2024.